Consolidated Statement of Cash Flows - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
Cash flow from / (used in) operating activities
Net profit / (loss)		$ 2,833	$ 2,532
Non-cash items included in net profit and other adjustments:
Depreciation and impairment of property, equipment and software		914	854
Amortization and impairment of intangible assets		32	33
Credit loss expense / (recovery)		540	33
Share of net profits of associates / joint ventures and impairment of associates		(29)	(25)
Deferred tax expense / (benefit)		192	394
Net loss / (gain) from investing activities		241	11
Net loss / (gain) from financing activities		(7,048)	5,998
Other net adjustments		(579)	(466)
Net change in operating assets and liabilities:
Loans and advances to banks / amounts due to banks		5,585	(1,158)
Securities financing transactions		3,167	(840)
Cash collateral on derivative instruments		(2,046)	2,396
Loans and advances to customers		(14,222)	(750)
Customer deposits		20,429	10,734
Financial assets and liabilities at fair value held for trading and derivative financial instruments		38,734	(9,009)
Brokerage receivables and payables		1,140	(1,564)
Financial assets at fair value not held for trading, other financial assets and liabilities		(7,168)	(6,721)
Provisions, other non-financial assets and liabilities		(1,531)	(375)
Income taxes paid, net of refunds		(403)	(429)
Net cash flow from / (used in) operating activities		40,781	1,649
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets		(1)	(5)
Disposal of subsidiaries, associates and intangible assets		14	100
Purchase of property, equipment and software		(831)	(782)
Disposal of property, equipment and software		6	8
Purchase of financial assets measured at fair value through other comprehensive income		(4,132)	(1,757)
Disposal and redemption of financial assets measured at fair value through other comprehensive income		1,944	1,160
Net (purchase) / redemption of debt securities measured at amortized cost		(4,817)	653
Net cash flow from / (used in) investing activities		(7,817)	(623)
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)		14,912	(14,248)
Net movements in treasury shares and own equity derivative activity		(882)	(1,044)
Distributions paid on UBS shares		(1,308)	(2,544)
Repayment of lease liabilities	[1]	(273)
Issuance of long-term debt, including debt issued designated at fair value		46,059	31,471
Repayment of long-term debt, including debt issued designated at fair value		(46,137)	(25,931)
Net changes in non-controlling interests		(4)	(6)
Net cash flow from / (used in) financing activities		12,368	(12,301)
Total cash flow
Cash and cash equivalents at the beginning of the period		119,873	126,079
Net cash flow from / (used in) operating, investing and financing activities		45,332	(11,275)
Effects of exchange rate differences on cash and cash equivalents		1,563	613
Cash and cash equivalents at the end of the period	[2]	166,768	115,417
Net cash flow from / (used in) operating activities includes:
Interest received in cash		6,365	7,792
Interest paid in cash		4,200	6,039
Dividends on equity investments, investment funds and associates received in cash		$ 1,104	$ 1,243

[1]
In 2019, cash payments for the principal portion of the lease liability were classified within operating activities under Financial assets at fair value not held for trading, other financial assets and liabilities

[2]
USD 5,393 million and USD 3,161 million of cash and cash equivalents (mainly reflected in Loans and advances to banks) were restricted as of 30 June 2020 and 30 June 2019, respectively. Refer to “Note 26 Restricted and transferred financial assets” in the “Consolidated financial statements” section of the Annual Report 2019 for more information.